FIXED ASSETS (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Property, Plant and Equipment [Abstract]
Property and equipment
	Estimated Useful Lives	March 31, 2021	September 30, 2020
Machinery and equipment	2-3 years	$386,355	$355,272
Leasehold improvements	5 years	3,612	3,612
Furniture and fixtures	5 years	26,854	26,855
Software and websites		-	-
Less: accumulated depreciation		(299,011)	(257,068)
		$117,810	$128,671

	Estimated
	Useful Lives	September 30, 2020	September 30, 2019
Machinery and equipment	2-10 years	$355,271	$412,238
Leasehold improvements	2-3 years	3,612	3,612
Furniture and fixtures	2-3 years	26,855	58,051
Software and websites	3- 7 years	-	35,830
Less: accumulated depreciation		(257,067)	(379,259)
		$128,671	$130,472